FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of Additional Information) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Loans
Beginning balance
Purchases of loans	$ 39,383
Principal payments	(1,659)
Change in fair value	(2,505)
Exchange difference	(1,055)
Ending balance	34,164
Payable to fund
Initial contribution	39,792
Interest and penalties received	719
Deductibles expenses associated with Trust operating	(114)
Change in fair value	(142)
Exchange difference	(1,206)
Ending balance	$ 39,049